Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

9.          Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2021	December 31, 2022
Servers and network equipment	15,522	15,065
Computer equipment	1,737	1,624
Furniture, fixtures and office equipment	857	790
Motor vehicles	492	449
Office building (note)	—	47,902
Building decoration and leasehold improvements (note)	7,428	8,705
Total original costs	26,036	74,535
Less: Accumulated depreciation	(18,638)	(12,801)
Less: Accumulated impairment	(2)	—
Sub-total	7,396	61,734
Construction in progress (note)	50,261	—
Total	57,657	61,734

Note: The construction of Xunlei Tower was completed in December 2022 and the balance of construction in progress was transferred to office building and building decoration accordingly. The ownership certificate of Xunlei Tower was still under registration process as of December 31, 2022.

No impairment loss was recognized for the years ended December 31, 2020, 2021 and 2022.

Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 are summarized as follows:

	Years ended December 31,
(In thousands)	2020	2021	2022
Costs of revenues	6,247	4,805	1,362
Research and development expenses	529	436	467
General and administrative expenses	2,492	1,068	828
Sales and marketing expenses	9	10	9
Total	9,277	6,319	2,666